Summary of Principal Accounting Policies - Amounts in Noah Investment and its Subsidiaries and the Consolidated Funds Included in Consolidated Financial Statements (Details)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Variable Interest Entity [Line Items]
Cash and cash equivalents	¥ 5,005,211		¥ 4,387,345	¥ 2,704,091	$ 767,082
Restricted cash	9,993		6,589	2,500	1,531
Short-term investments	114,928		671,259		17,613
Accounts receivable, net	434,458		219,566		66,584
Amounts due from related parties, net	520,178		548,704		79,721
Loan receivables, net	418,947		654,060		64,206
Other current assets	199,447		243,701		30,567
Long-term investments	536,384		881,091		82,205
Property and equipment, net	248,669		296,320		38,110
Operating lease right-of-use assets, net	274,154		352,186		42,016
Deferred tax assets	224,240		167,430		34,366
Other non-current assets	148,292		102,092		22,726
Total Assets	9,399,586		9,802,604		1,440,548
Accrued payroll and welfare expenses	705,622		555,719		108,141
Deferred revenue	71,613		100,693		10,975
Other current liabilities	432,650		721,898		66,306
Deferred tax liabilities	45,881		56,401		7,032
Operating lease liabilities, non-current	194,384		362,757		29,791
Total Liabilities	2,122,215		1,927,644		325,243
Revenue:
Revenues	3,324,712	$ 509,533	3,413,176	3,310,062
Less:VAT related surcharges	(18,886)	(2,894)	(21,364)	(20,454)
Net revenues	3,305,826	506,639	3,391,812	3,289,608
Total other income (expense)	(1,843,795)	(282,574)	53,009	85,073
Net income (loss)	(743,522)	(113,951)	863,759	803,746
Net income (loss) attributable to Noah Holdings Limited shareholders	(745,225)	(114,212)	829,151	811,297
Cash flows provided by (used in) operating activities	796,353	122,045	1,288,233	1,029,386
Cash flows (used in) provided by investing activities	352,584	54,037	(182,012)	(395,677)
Cash flows provided by financing activities	(371,422)	(56,923)	543,311	109,825
One-time commissions
Revenue:
Revenues	808,837		931,668	1,027,993
Recurring service fees
Revenue:
Revenues	1,930,199		1,845,465	1,776,549
Performance-based income
Revenue:
Revenues	389,525		113,085	143,634
Other service fees
Revenue:
Revenues	196,151		522,958	361,886
Others
Revenue:
Revenues	1,755,851	269,095	1,761,947	1,731,852
Others | One-time commissions
Revenue:
Revenues	679,014	104,063	690,860	733,009
Others | Recurring service fees
Revenue:
Revenues	700,157	107,304	524,692	593,856
Others | Performance-based income
Revenue:
Revenues	180,529	27,667	23,437	43,101
Others | Other service fees
Revenue:
Revenues	196,151	30,061	522,958	361,886
Funds Gopher manages
Revenue:
Revenues	1,568,861	240,438	1,651,229	1,578,210
Funds Gopher manages | One-time commissions
Revenue:
Revenues	129,823	19,896	240,808	294,984
Funds Gopher manages | Recurring service fees
Revenue:
Revenues	1,230,042	188,512	1,320,773	1,182,693
Funds Gopher manages | Performance-based income
Revenue:
Revenues	208,996	32,030	89,648	100,533
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Cash and cash equivalents	839,534		892,944		128,664
Restricted cash	3,585		2,509		549
Short-term investments	75,000		652,759		11,494
Accounts receivable, net	133,956		22,253		20,530
Amounts due from related parties, net	350,879		338,655		53,775
Loan receivables, net	104,673		102,829		16,042
Other current assets	31,613		23,048		4,844
Long-term investments	280,624		496,095		43,008
Investment in affiliates	740,452		843,866		113,479
Property and equipment, net	18,134		17,922		2,779
Operating lease right-of-use assets, net	19,010		19,059		2,913
Deferred tax assets	41,149		42,918		6,306
Other non-current assets	14,519		17,902		2,226
Total Assets	2,653,128		3,472,759		406,609
Accrued payroll and welfare expenses	166,411		102,211		25,504
Income tax payable	99,889		63,333		15,309
Amounts due to the Group's subsidiaries	143,454		583,347		21,985
Deferred revenue	8,016		24,363		1,229
Other current liabilities	171,753		159,193		26,322
Deferred tax liabilities	3,070		13,637		470
Operating lease liabilities, non-current	20,123		18,902		3,084
Total Liabilities	612,716		964,986		$ 93,903
Revenue:
Revenues	984,744	150,918	872,066	718,184
Less:VAT related surcharges	(6,155)	(943)	(4,916)	(3,715)
Net revenues	978,589	149,975	867,150	714,469
Total operating cost and expenses	(524,913)	(80,446)	(565,203)	(372,870)
Total other income (expense)	68,444	10,489	51,370	73,119
Net income (loss)	393,299	60,275	289,514	316,951
Net income (loss) attributable to Noah Holdings Limited shareholders	393,508	60,307	278,827	306,912
Cash flows provided by (used in) operating activities	(409,359)	(62,737)	761,312	429,008
Cash flows (used in) provided by investing activities	357,026	54,717	(345,092)	(379,327)
Cash flows provided by financing activities			20,670	14,210
Variable Interest Entity, Primary Beneficiary | Others
Revenue:
Revenues	246,024	37,704	199,397	122,099
Variable Interest Entity, Primary Beneficiary | Others | One-time commissions
Revenue:
Revenues	161,272	24,716	71,528	13,146
Variable Interest Entity, Primary Beneficiary | Others | Recurring service fees
Revenue:
Revenues			3,032	16,884
Variable Interest Entity, Primary Beneficiary | Others | Performance-based income
Revenue:
Revenues				531
Variable Interest Entity, Primary Beneficiary | Others | Other service fees
Revenue:
Revenues	84,752	12,988	124,837	91,538
Variable Interest Entity, Primary Beneficiary | Funds Gopher manages
Revenue:
Revenues	738,720	113,214	672,669	596,085
Variable Interest Entity, Primary Beneficiary | Funds Gopher manages | One-time commissions
Revenue:
Revenues	36,290	5,562	3,660	2,085
Variable Interest Entity, Primary Beneficiary | Funds Gopher manages | Recurring service fees
Revenue:
Revenues	569,154	87,227	615,999	501,873
Variable Interest Entity, Primary Beneficiary | Funds Gopher manages | Performance-based income
Revenue:
Revenues	¥ 133,276	$ 20,425	¥ 53,010	¥ 92,127